UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
12/31/11 (Unaudited)

REPURCHASE AGREEMENTS (53.8%)(a)
			Principal amount	Value

Interest in $55,000,000 joint tri-party term repurchase agreement dated 12/23/11 with JPMorgan Securities, LLC due 1/23/12, 0.31% (collateralized by various corporate bonds and notes with coupon rates ranging from 4.05% to 7.25% and due dates ranging from 2/15/13 to 10/15/39, valued at $57,753,766) (TR)			$36,750,000	$36,750,000

Interest in $90,000,000 joint tri-party repurchase agreement dated 12/30/11 with JPMorgan Securities, LLC. due 01/3/12 - maturity value of $47,501,513 for an effective yield of 0.14% (collateralized by various corporate bonds with coupon rates ranging from 0.000% to 9.875% and due dates ranging from 04/15/12 to 10/1/40, valued at $94,503,241)			47,500,000	47,500,000

Interest in $235,000,000 joint tri-party repurchase agreement dated 12/30/11 with Goldman Sach & Co. due 01/03/12 - maturity value of $136,201,513 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 4.0% to 5.5% and due dates ranging from 08/1/25 to 02/1/41, valued at $239,700,000)			136,200,000	136,200,000

Interest in $314,000,000 joint tri-party term repurchase agreement dated 12/27/11 with Citigoup Global Markets, Inc. due 1/3/12, 0.07% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.00% to 5.00% and due dates ranging from 12/1/26 to 5/1/41, valued at $321,632,624) (TR)			272,500,000	272,500,000

Interest in $310,000,000 joint tri-party repurchase agreement dated 12/30/11 with Citigroup Global Markets, Inc. due 01/03/12 - maturity value of $210,201,635 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 3.5% to 5.5% and due dates ranging from 11/1/24 to 01/1/42, valued at $316,200,000)			210,200,000	210,200,000

Interest in $264,000,000 joint tri-party term repurchase agreement dated 12/28/11 with Deutsche Bank Securities, Inc. due 1/4/12, 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.50% to 7.00% and due dates ranging from 6/1/16 to 11/1/41, valued at $269,280,000) (TR)			222,500,000	222,500,000

Interest in $325,000,000 joint tri-party repurchase agreement dated 12/30/11 with JPMorgan Securities, Inc. due 01/03/12 - maturity value of $245,001,089 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.5% to 7.5% and due dates ranging from 01/1/13 to 03/1/51, valued at $331,503,927)			245,000,000	245,000,000

Interest in $332,310,000 joint tri-party repurchase agreement dated 12/30/11 with Merrill Lynch & Co., Inc. due 01/03/12 - maturity value of $232,813,035 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.891% to 5.655% and due dates ranging from 01/1/37 to 09/1/41, valued at $338,956,200)			232,812,000	232,812,000

Interest in $350,000,000 joint tri-party repurchase agreement dated 12/30/11 with Royal Bank of Canada due 01/03/12 - maturity value of $343,200,763 for an effective yield of 0.02% (collateralized by various mortgage backed securities with coupon rates ranging from 1.418% to 5.698% and due dates ranging from 01/1/16 to 09/1/44, valued at $357,000,793)			343,200,000	343,200,000

Interest in $150,000,000 tri-party repurchase agreement dated 12/30/11 with Barclays Capital, Inc. due 01/03/12 - maturity value of $150,000,333 for an effective yield of 0.02% (collateralized by a U.S. Treasury bond with a coupon rate of 4.375% and a due date of 02/15/38, valued at $153,000,052)			150,000,000	150,000,000

Interest in $150,000,000 tri-party repurchase agreement dated 12/30/11 with Credit Suisse First Boston due 01/03/12 - maturity value of $150,000,333 for an effective yield of 0.02% (collateralized by a U.S. Treasury note with a coupon rate of 4.375% and a due date of 02/15/38, valued at $153,000,052)			150,000,000	150,000,000

Interest in $250,000,000 tri-party term repurchase agreement dated 12/27/11 with Barclays Capital, Inc. due 01/03/12, 0.01% (collateralized by U.S. Treasury notes and bonds with coupon rates ranging from 0.875% to 9.125% and due dates ranging from of 01/31/12 to 05/15/41, valued at $255,000,001) (TR)			250,000,000	250,000,000

Total repurchase agreements (cost $2,296,662,000)				$2,296,662,000

U.S. TREASURY OBLIGATIONS (14.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.108	4/5/12	$195,000,000	$194,945,375

U.S. Treasury Bills	0.036	2/23/12	49,500,000	49,497,449

U.S. Treasury Bills	0.025	1/19/12	50,000,000	49,999,375

U.S. Treasury Bills	0.284	1/12/12	30,000,000	29,997,433
U.S. Treasury Notes(k)	4.625	7/31/12	25,000,000	25,650,882
U.S. Treasury Notes(k)	4.375	8/15/12	25,000,000	25,657,499
U.S. Treasury Notes(k)	1.750	8/15/12	50,000,000	50,504,005
U.S. Treasury Notes(k)	1.500	7/15/12	34,500,000	34,753,799
U.S. Treasury Notes(k)	1.375	10/15/12	50,000,000	50,490,449
U.S. Treasury Notes(k)	1.375	5/15/12	60,000,000	60,281,315
U.S. Treasury Notes(k)	0.875	1/31/12	50,000,000	50,029,937

Total U.S. treasury Obligations (cost $621,807,518)				$621,807,518

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes, MTN, Ser. L(k)	2.1	4/30/12	$50,000,000	$50,312,097

Freddie Mac sr. unsec. notes(k)	1.750	6/15/12	12,879,000	12,975,849

Federal Farm Credit Bank discount notes	0.055	5/31/12	9,939,000	9,936,707

Federal Home Loan Bank unsec. discount notes	0.092	7/11/12	5,000,000	4,997,547

Federal Home Loan Bank unsec. discount notes	0.080	6/1/12	10,000,000	9,996,622

Federal Home Loan Bank unsec. discount notes	0.075	5/23/12	45,000,000	44,986,594

Federal Home Loan Bank unsec. discount notes	0.040	4/25/12	19,500,000	19,497,508

Federal Home Loan Bank unsec. discount notes	0.080	4/18/12	45,050,000	45,039,188

Federal Home Loan Mortgage Corp. discount notes	0.055	1/10/12	50,500,000	50,499,306

Federal Home Loan Mortgage Corp. unsec. discount notes	0.050	5/21/12	40,000,000	39,992,167

Federal Home Loan Mortgage Corp. unsec. discount notes	0.075	5/21/12	26,231,000	26,223,295

Federal Home Loan Mortgage Corp. unsec. discount notes	0.075	5/7/12	40,000,000	39,989,417

Federal Home Loan Mortgage Corp. unsec. discount notes	0.080	4/23/12	18,000,000	17,995,480

Federal Home Loan Mortgage Corp. unsec. discount notes	0.080	4/16/12	9,200,000	9,197,833

Federal Home Loan Mortgage Corp. unsec. discount notes Ser. RB	0.080	6/19/12	18,450,000	18,443,030

Federal National Mortgage Association unsec. discount notes	0.065	5/23/12	20,000,000	19,994,836

Federal National Mortgage Association unsec. discount notes	0.075	5/16/12	2,657,000	2,656,247

Federal National Mortgage Association unsec. discount notes	0.060	5/9/12	48,400,000	48,389,594

Federal National Mortgage Association unsec. discount notes	0.081	4/18/12	16,950,000	16,945,881

Federal National Mortgage Association unsec. discount notes	0.030	4/2/12	40,000,000	39,996,933

Wells Fargo & Co. FDIC guaranteed notes(k)	2.125	6/15/12	10,000,000	10,091,337

Total U.S. Government Agency Obligations (cost $538,157,468)				$538,157,468

ASSET-BACKED COMMERCIAL PAPER (5.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Gotham Funding Corp. (Japan)	0.180	1/26/12	$4,000,000	$3,999,500

Liberty Street Funding, LLC (Canada)	0.150	1/12/12	3,700,000	3,699,830

Liberty Street Funding, LLC (Canada)	0.150	1/6/12	40,000,000	39,999,167

Straight-A Funding, LLC	0.190	2/21/12	44,500,000	44,488,022

Straight-A Funding, LLC	0.190	2/21/12	20,000,000	19,994,617

Straight-A Funding, LLC	0.130	2/16/12	10,750,000	10,748,214

Straight-A Funding, LLC	0.190	2/1/12	50,000,000	49,991,819

Straight-A Funding, LLC	0.190	1/18/12	5,000,000	4,999,551

Variable Funding Capital Co., LLC	0.140	1/31/12	39,000,000	38,995,450

Variable Funding Capital Co., LLC	0.130	1/26/12	24,400,000	24,397,797

Victory Receivables Corp. (Japan)	0.190	1/24/12	2,000,000	1,999,757

Total asset-backed commercial paper (cost $243,313,724)				$243,313,724

CERTIFICATES OF DEPOSIT (4.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.100	1/17/12	$40,000,000	$40,000,000

DnB Bank ASA/New York (Norway)	0.110	1/26/12	40,000,000	40,000,000

Nordea Bank Finland PLC/NY (Finland)	0.280	1/9/12	40,000,000	40,000,089

State Street Bank & Trust Co.	0.110	1/17/12	50,000,000	50,000,000

Total certificates of deposit (cost $170,000,089)				$170,000,089

COMMERCIAL PAPER (3.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.090	1/5/12	$15,000,000	$14,999,850

Canadian Imperial Holdings, Inc.	0.070	1/30/12	40,000,000	39,997,744

DnB Bank ASA (Norway)	0.080	1/11/12	40,000,000	39,999,111

Nordea North America Inc./DE (Sweden)	0.100	1/18/12	4,800,000	4,799,773

Svenska Handelsbanken, Inc. (Sweden)	0.150	1/17/12	4,240,000	4,239,717

Toronto-Dominion Holdings (USA), Inc. (Canada)	0.070	1/13/12	40,000,000	39,999,067

Total commercial paper (cost $144,035,262)				$144,035,262

CORPORATE BONDS AND NOTES (2.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Citibank N.A. unsec. notes	1.875	5/7/12	$40,000,000	$40,248,243

General Electric Capital Corp. sr. unsec. unsub. notes	2.25	3/12/12	45,000,000	45,191,282

JPMorgan Chase & Co. sr. unsec. notes FRN	0.776	6/15/12	40,000,000	40,111,369

Total corporate bonds and notes (cost $125,550,894)				$125,550,894

TIME DEPOSITS (2.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.030	1/3/12	$42,000,000	$42,000,000

Royal Bank of Canada/Cayman Islands (Canada)	0.010	1/3/12	42,000,000	42,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.020	1/3/12	40,000,000	40,000,000

Total time deposits (cost $124,000,000)				$124,000,000

TOTAL INVESTMENTS

Total investments (cost $4,263,526,955)(b)				$4,263,526,955

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $4,265,764,047.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
The rates shown on FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$243,313,724	$—
Certificates of deposit	—	170,000,089	—
Commercial paper	—	144,035,262	—
Corporate bonds and notes	—	125,550,894	—
Repurchase agreements	—	2,296,662,000	—
Time deposits	—	124,000,000	—
U.S. Government Agency Obligations	—	538,157,468	—
U.S. Treasury Obligations	—	621,807,518	—

Totals by level	$—	$4,263,526,955	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012